CONSOLIDATED STATEMENTS OF CASH FLOW (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Statement of cash flows [abstract]
Proceeds from sale of Blackwater stream	$ 300.0
Transaction costs	$ 2.6
Receivable for outstanding income tax refunds		$ 12.8